Long-term Debt -- SFC and OMFH Indenture (Details) (10-Q) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 30, 2013	Dec. 30, 2013	Jan. 31, 2007	Dec. 31, 2015	Sep. 30, 2016	Apr. 11, 2016	Dec. 11, 2014	Dec. 03, 2014
Debt Instrument [Line Items]
Interest rates (as a percent)				18.00%	18.00%
Total principal maturities				$ 17,738,000	$ 143,920
Term of debt				5 years
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)				6.00%	6.00%
Total principal maturities					$ 3,500
Junior Subordinated Debt [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt	$ 35,000,000,000,000	$ 35,000,000,000,000	$ 35,000,000,000,000	$ 35,000,000,000,000
Term of debt	60 years	60 years	60 years
Senior Notes 5.25 Percent Due 2019 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt				70,000,000				$ 70,000,000,000,000
Interest rates (as a percent)								5.25%
Total principal maturities					70,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Total principal maturities					290
Senior Notes [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt	$ 5,200,000	$ 5,200,000		4,200,000				$ 70,000,000,000,000
Senior Note 8.25%, due 2020 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt						$ 100,000,000,000,000
Interest rates (as a percent)						8.25%
Total principal maturities					1,000,000
Senior Note 8.25%, due 2020 [Member] | Guaranty Agreements [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt						$ 1,000,000
Interest rates (as a percent)						8.25%
Senior Note 7.25 Percent due 2021 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)							7.25%
Senior Note 7.25 Percent due 2021 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt							$ 80,000,000,000,000
Interest rates (as a percent)							7.25%
Senior Note 6.75 Percent due 2019 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)							6.75%
Senior Note 6.75 Percent due 2019 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member]
Debt Instrument [Line Items]
Face amount of each issuance of debt							$ 70,000,000,000,000
Interest rates (as a percent)							6.75%
Senior Notes 8.250 Percent Due 2023 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)	8.25%	8.25%
Senior Notes 7.750 Percent Due 2021 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)	7.75%	7.75%
Senior Notes 6.00 Percent Due 2020 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)	6.00%	6.00%
Senior Notes [Member] | Securitization [Member]
Debt Instrument [Line Items]
Total principal maturities				9,040,000	83,030
Senior Notes [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Total principal maturities				5,728,000	57,390
Senior Note 6.75 Percent due 2019 [Member] | Senior Note 7.25 Percent due 2021 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member]
Debt Instrument [Line Items]
Senior notes				$ 1,500,000	$ 1,500,000